PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 99.1%
Aerospace & Defense — 1.1%
AAR Corp.*	31,611	$1,025,145
Aerojet Rocketdyne Holdings, Inc.(a)	70,745	3,080,945
AeroVironment, Inc.*	21,894	1,889,890
Kaman Corp.	26,442	943,186
Moog, Inc. (Class A Stock)	27,814	2,120,261
National Presto Industries, Inc.	4,819	395,543
Park Aerospace Corp.	18,094	247,526
Triumph Group, Inc.*	61,360	1,143,137
		10,845,633
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*(a)	25,640	2,094,275
Echo Global Logistics, Inc.*	25,300	1,207,063
Forward Air Corp.	25,746	2,137,433
Hub Group, Inc. (Class A Stock)*	32,020	2,201,375
		7,640,146
Airlines — 0.6%
Allegiant Travel Co.*	14,354	2,805,920
Hawaiian Holdings, Inc.*	48,640	1,053,542
SkyWest, Inc.*	47,860	2,361,413
		6,220,875
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.*	107,830	949,982
Cooper-Standard Holdings, Inc.*(a)	16,200	354,942
Dorman Products, Inc.*	27,210	2,575,971
Gentherm, Inc.*	31,500	2,549,295
LCI Industries(a)	24,009	3,232,332
Motorcar Parts of America, Inc.*(a)	18,190	354,705
Patrick Industries, Inc.	21,360	1,779,288
Standard Motor Products, Inc.	18,369	802,909
		12,599,424
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	31,921	2,312,676
Banks — 10.1%
Allegiance Bancshares, Inc.	17,860	681,359
Ameris Bancorp	62,960	3,266,365
Banc of California, Inc.(a)	42,530	786,380
BancFirst Corp.(a)	18,070	1,086,368
Bancorp, Inc. (The)*	54,160	1,378,372
BankUnited, Inc.	88,170	3,687,270
Banner Corp.	32,820	1,811,992
Berkshire Hills Bancorp, Inc.	46,480	1,254,030
Brookline Bancorp, Inc.	73,972	1,128,813
Cadence BanCorp	118,520	2,602,699
Central Pacific Financial Corp.	26,800	688,224
City Holding Co.	14,614	1,138,577
Columbia Banking System, Inc.	73,568	2,794,848
Community Bank System, Inc.	51,216	3,504,199
Customers Bancorp, Inc.*	28,270	1,216,175
CVB Financial Corp.	121,340	2,471,696
Dime Community Bancshares, Inc.	31,918	1,042,442
Eagle Bancorp, Inc.	30,360	1,745,700
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
FB Financial Corp.	33,740	$1,446,771
First Bancorp(a)	27,060	1,163,851
First BanCorp (Puerto Rico)	197,702	2,599,781
First Commonwealth Financial Corp.	90,780	1,237,331
First Financial Bancorp	90,903	2,128,039
First Hawaiian, Inc.(a)	123,090	3,612,692
First Midwest Bancorp, Inc.	108,570	2,063,916
Great Western Bancorp, Inc.	52,360	1,714,266
Hanmi Financial Corp.	29,076	583,265
Heritage Financial Corp.	34,170	871,335
Hilltop Holdings, Inc.(a)	59,360	1,939,291
Hope Bancorp, Inc.	116,434	1,681,307
Independent Bank Corp.(a)	31,396	2,390,805
Independent Bank Group, Inc.	35,250	2,504,160
Investors Bancorp, Inc.	213,740	3,229,612
Lakeland Financial Corp.(a)	24,040	1,712,610
National Bank Holdings Corp. (Class A Stock)	29,260	1,184,445
NBT Bancorp, Inc.	41,170	1,487,060
OFG Bancorp (Puerto Rico)	49,070	1,237,545
Old National Bancorp(a)	157,117	2,663,133
Pacific Premier Bancorp, Inc.(a)	89,905	3,725,663
Park National Corp.(a)	13,820	1,685,349
Preferred Bank	13,080	872,174
Renasant Corp.(a)	53,530	1,929,757
S&T Bancorp, Inc.	37,373	1,101,382
Seacoast Banking Corp. of Florida	52,660	1,780,435
ServisFirst Bancshares, Inc.(a)	46,340	3,605,252
Simmons First National Corp. (Class A Stock)(a)	102,856	3,040,423
Southside Bancshares, Inc.	31,016	1,187,603
Tompkins Financial Corp.	11,344	917,843
Triumph Bancorp, Inc.*	22,430	2,245,916
Trustmark Corp.	59,330	1,911,613
United Community Banks, Inc.	82,287	2,700,659
Veritex Holdings, Inc.	47,040	1,851,494
Westamerica BanCorp	25,520	1,435,755
		99,728,042
Beverages — 0.7%
Celsius Holdings, Inc.*(a)	36,080	3,250,447
Coca-Cola Consolidated, Inc.(a)	4,410	1,738,334
MGP Ingredients, Inc.(a)	11,890	774,039
National Beverage Corp.(a)	22,160	1,163,178
		6,925,998
Biotechnology — 1.9%
Anika Therapeutics, Inc.*(a)	13,670	581,795
Coherus Biosciences, Inc.*(a)	60,290	968,860
Cytokinetics, Inc.*(a)	79,330	2,835,254
Eagle Pharmaceuticals, Inc.*(a)	10,950	610,791
Enanta Pharmaceuticals, Inc.*(a)	17,090	970,883
Ligand Pharmaceuticals, Inc.*(a)	15,850	2,208,222
Myriad Genetics, Inc.*	74,190	2,395,595
Organogenesis Holdings, Inc.*	59,850	852,264
REGENXBIO, Inc.*	35,610	1,492,771
Spectrum Pharmaceuticals, Inc.*	154,750	337,355
uniQure NV (Netherlands)*	34,140	1,092,822
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	52,850	$905,849
Vericel Corp.*	44,300	2,161,840
Xencor, Inc.*	55,400	1,809,364
		19,223,665
Building Products — 1.8%
AAON, Inc.	39,349	2,571,064
American Woodmark Corp.*	15,960	1,043,305
Apogee Enterprises, Inc.(a)	24,248	915,605
Gibraltar Industries, Inc.*	31,008	2,159,707
Griffon Corp.	45,219	1,112,387
Insteel Industries, Inc.	18,390	699,740
PGT Innovations, Inc.*	56,600	1,081,060
Quanex Building Products Corp.	31,908	683,150
Resideo Technologies, Inc.*	136,960	3,395,238
UFP Industries, Inc.	58,752	3,993,961
		17,655,217
Capital Markets — 1.0%
B Riley Financial, Inc.	15,200	897,408
Blucora, Inc.*	46,162	719,665
Brightsphere Investment Group, Inc.	56,560	1,477,913
Donnelley Financial Solutions, Inc.*	28,097	972,718
Greenhill & Co., Inc.	13,400	195,908
Piper Sandler Cos.	13,585	1,880,979
StoneX Group, Inc.*	16,060	1,058,354
Virtus Investment Partners, Inc.	6,840	2,122,589
WisdomTree Investments, Inc.(a)	102,670	582,139
		9,907,673
Chemicals — 2.9%
AdvanSix, Inc.*	26,710	1,061,723
American Vanguard Corp.	25,518	384,046
Balchem Corp.	30,753	4,461,338
Ferro Corp.*	78,560	1,597,910
FutureFuel Corp.	24,110	171,904
GCP Applied Technologies, Inc.*	50,950	1,116,824
Hawkins, Inc.	17,930	625,398
HB Fuller Co.	49,908	3,222,061
Innospec, Inc.	23,410	1,971,590
Koppers Holdings, Inc.*	20,320	635,203
Kraton Corp.*	30,540	1,393,846
Livent Corp.*(a)	153,280	3,542,301
Quaker Chemical Corp.(a)	12,738	3,028,077
Rayonier Advanced Materials, Inc.*	60,370	452,775
Stepan Co.	20,280	2,290,423
Tredegar Corp.	23,995	292,259
Trinseo SA	36,880	1,990,783
		28,238,461
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	63,773	2,870,423
Brady Corp. (Class A Stock)	46,092	2,336,864
CoreCivic, Inc.*	113,750	1,012,375
Deluxe Corp.(a)	40,340	1,447,803
Harsco Corp.*	75,220	1,274,979
Healthcare Services Group, Inc.(a)	70,920	1,772,291
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
HNI Corp.	41,611	$1,527,956
Interface, Inc.	55,792	845,249
Matthews International Corp. (Class A Stock)	30,030	1,041,741
Pitney Bowes, Inc.(a)	156,470	1,128,149
UniFirst Corp.	14,480	3,078,737
US Ecology, Inc.*	29,930	968,235
Viad Corp.*	19,467	883,996
		20,188,798
Communications Equipment — 1.0%
ADTRAN, Inc.	46,130	865,399
Applied Optoelectronics, Inc.*(a)	23,490	168,658
CalAmp Corp.*	33,300	331,335
Comtech Telecommunications Corp.(a)	24,699	632,541
Digi International, Inc.*	32,384	680,712
Extreme Networks, Inc.*	119,840	1,180,424
Harmonic, Inc.*(a)	96,424	843,710
NETGEAR, Inc.*(a)	29,016	925,901
Plantronics, Inc.*(a)	40,200	1,033,542
Viavi Solutions, Inc.*	216,880	3,413,691
		10,075,913
Construction & Engineering — 0.8%
Arcosa, Inc.	45,980	2,306,817
Comfort Systems USA, Inc.	34,484	2,459,399
Granite Construction, Inc.(a)	43,530	1,721,611
Matrix Service Co.*	25,113	262,682
MYR Group, Inc.*	16,030	1,594,985
		8,345,494
Consumer Finance — 0.8%
Encore Capital Group, Inc.*(a)	28,760	1,417,005
Enova International, Inc.*	35,029	1,210,252
EZCORP, Inc. (Class A Stock)*	49,911	377,827
Green Dot Corp. (Class A Stock)*	51,900	2,612,127
PRA Group, Inc.*(a)	43,537	1,834,649
World Acceptance Corp.*(a)	4,012	760,595
		8,212,455
Containers & Packaging — 0.3%
Myers Industries, Inc.	34,360	672,425
O-I Glass, Inc.*	149,100	2,127,657
		2,800,082
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.*(a)	46,950	1,775,179
American Public Education, Inc.*	17,713	453,630
Perdoceo Education Corp.*(a)	66,170	698,755
Regis Corp.*(a)	23,010	80,075
Strategic Education, Inc.(a)	21,510	1,516,455
WW International, Inc.*	50,440	920,530
		5,444,624
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	10,400	487,240
Cogent Communications Holdings, Inc.	40,300	2,854,852

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Consolidated Communications Holdings, Inc.*	67,970	$624,644
		3,966,736
Electrical Equipment — 0.6%
AZZ, Inc.	23,822	1,267,330
Encore Wire Corp.	19,621	1,860,660
Powell Industries, Inc.	8,442	207,420
Vicor Corp.*	20,271	2,719,557
		6,054,967
Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc.	36,457	3,199,102
Arlo Technologies, Inc.*	78,154	500,967
Badger Meter, Inc.(a)	27,714	2,802,994
Benchmark Electronics, Inc.	33,800	902,798
CTS Corp.	30,804	952,152
Daktronics, Inc.*	34,908	189,551
ePlus, Inc.*	12,830	1,316,486
Fabrinet (Thailand)*	35,040	3,591,950
FARO Technologies, Inc.*	17,264	1,136,144
Insight Enterprises, Inc.*	33,115	2,982,999
Itron, Inc.*	42,970	3,249,821
Knowles Corp.*	87,370	1,637,314
Methode Electronics, Inc.	36,286	1,525,826
OSI Systems, Inc.*(a)	15,890	1,506,372
PC Connection, Inc.(a)	10,440	459,673
Plexus Corp.*	26,840	2,399,764
Rogers Corp.*	17,791	3,317,666
Sanmina Corp.*	61,830	2,382,928
ScanSource, Inc.*	24,193	841,675
TTM Technologies, Inc.*(a)	102,039	1,282,630
		36,178,812
Energy Equipment & Services — 1.4%
Archrock, Inc.	126,800	1,046,100
Bristow Group, Inc.*(a)	22,007	700,483
Core Laboratories NV(a)	44,010	1,221,277
DMC Global, Inc.*(a)	17,790	656,629
Dril-Quip, Inc.*	33,650	847,307
Helix Energy Solutions Group, Inc.*(a)	133,920	519,610
Helmerich & Payne, Inc.	102,490	2,809,251
Nabors Industries Ltd.*(a)	7,366	710,672
Oceaneering International, Inc.*	94,440	1,257,941
Oil States International, Inc.*	58,270	372,345
Patterson-UTI Energy, Inc.	179,050	1,611,450
ProPetro Holding Corp.*	79,830	690,529
RPC, Inc.*(a)	66,720	324,259
US Silica Holdings, Inc.*(a)	70,490	563,215
		13,331,068
Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	101,130	1,942,707
Marcus Corp. (The)*(a)	20,768	362,402
		2,305,109
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 7.4%
Acadia Realty Trust	84,005	$1,714,542
Agree Realty Corp.	65,480	4,336,740
Alexander & Baldwin, Inc.	68,880	1,614,547
American Assets Trust, Inc.	49,980	1,870,252
Armada Hoffler Properties, Inc.	57,870	773,722
Brandywine Realty Trust(a)	162,030	2,174,443
CareTrust REIT, Inc.(a)	92,175	1,872,996
Centerspace	13,340	1,260,630
Chatham Lodging Trust*	46,120	564,970
Community Healthcare Trust, Inc.	22,050	996,440
DiamondRock Hospitality Co.*	199,610	1,886,315
Diversified Healthcare Trust	225,430	764,208
Easterly Government Properties, Inc.	79,740	1,647,428
Essential Properties Realty Trust, Inc.	112,330	3,136,254
Four Corners Property Trust, Inc.	72,379	1,944,100
Franklin Street Properties Corp.	91,222	423,270
GEO Group, Inc. (The)(a)	116,120	867,416
Getty Realty Corp.	36,964	1,083,415
Global Net Lease, Inc.	95,010	1,522,060
Hersha Hospitality Trust*	30,840	287,737
Independence Realty Trust, Inc.(a)	99,840	2,031,744
Industrial Logistics Properties Trust	62,040	1,576,436
Innovative Industrial Properties, Inc.(a)	22,730	5,254,494
iStar, Inc.(a)	68,100	1,707,948
Kite Realty Group Trust(a)	80,312	1,635,152
Lexington Realty Trust(a)	263,406	3,358,426
LTC Properties, Inc.(a)	37,406	1,185,396
Mack-Cali Realty Corp.*	76,020	1,301,462
NexPoint Residential Trust, Inc.	21,500	1,330,420
Office Properties Income Trust(a)	45,910	1,162,900
Retail Opportunity Investments Corp.	115,340	2,009,223
Retail Properties of America, Inc. (Class A Stock)	203,680	2,623,398
RPT Realty	76,750	979,330
Safehold, Inc.(a)	12,670	910,846
Saul Centers, Inc.	12,310	542,379
Service Properties Trust	156,190	1,750,890
SITE Centers Corp.	170,090	2,626,190
Summit Hotel Properties, Inc.*(a)	100,660	969,356
Tanger Factory Outlet Centers, Inc.(a)	98,750	1,609,625
Uniti Group, Inc.(a)	221,360	2,738,223
Universal Health Realty Income Trust	12,180	673,189
Urstadt Biddle Properties, Inc. (Class A Stock)	28,590	541,209
Washington Real Estate Investment Trust(a)	80,370	1,989,158
Whitestone REIT	40,950	400,491
Xenia Hotels & Resorts, Inc.*	108,480	1,924,435
		73,573,805
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	29,404	906,525
Chefs’ Warehouse, Inc. (The)*	31,010	1,009,996
PriceSmart, Inc.	22,810	1,768,916
SpartanNash Co.(a)	34,426	753,929
United Natural Foods, Inc.*(a)	53,530	2,591,923
		7,031,289

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products — 1.3%
B&G Foods, Inc.(a)	61,580	$1,840,626
Calavo Growers, Inc.	16,800	642,432
Cal-Maine Foods, Inc.(a)	35,570	1,286,211
Fresh Del Monte Produce, Inc.	31,600	1,018,152
J & J Snack Foods Corp.	14,128	2,159,041
John B. Sanfilippo & Son, Inc.	8,430	688,900
Seneca Foods Corp. (Class A Stock)*	6,140	296,071
Simply Good Foods Co. (The)*	80,060	2,761,269
TreeHouse Foods, Inc.*(a)	52,950	2,111,646
		12,804,348
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	16,700	2,004,835
Northwest Natural Holding Co.	29,135	1,339,919
South Jersey Industries, Inc.(a)	106,814	2,270,865
		5,615,619
Health Care Equipment & Supplies — 3.2%
AngioDynamics, Inc.*	36,420	944,735
Avanos Medical, Inc.*	45,710	1,426,152
BioLife Solutions, Inc.*	27,630	1,169,302
Cardiovascular Systems, Inc.*	38,150	1,252,464
CONMED Corp.(a)	27,709	3,625,168
CryoLife, Inc.*(a)	37,333	832,153
Cutera, Inc.*(a)	15,510	722,766
Glaukos Corp.*(a)	44,230	2,130,559
Heska Corp.*(a)	10,120	2,616,425
Inogen, Inc.*	19,330	832,930
Integer Holdings Corp.*	31,354	2,801,166
Invacare Corp.*	33,212	158,089
Lantheus Holdings, Inc.*	64,220	1,649,170
LeMaitre Vascular, Inc.(a)	18,230	967,831
Meridian Bioscience, Inc.*(a)	41,175	792,207
Merit Medical Systems, Inc.*	48,108	3,454,154
Mesa Laboratories, Inc.(a)	4,950	1,496,682
Natus Medical, Inc.*	32,425	813,219
OraSure Technologies, Inc.*(a)	68,000	769,080
Orthofix Medical, Inc.*	18,680	712,082
Surmodics, Inc.*	13,182	732,919
Tactile Systems Technology, Inc.*	18,850	837,882
Varex Imaging Corp.*	37,430	1,055,526
Zynex, Inc.*(a)	18,700	212,993
		32,005,654
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.*(a)	15,120	1,205,820
AMN Healthcare Services, Inc.*	44,899	5,152,160
Apollo Medical Holdings, Inc.*(a)	35,750	3,255,038
Community Health Systems, Inc.*	117,530	1,375,101
CorVel Corp.*	8,970	1,670,393
Covetrus, Inc.*	98,040	1,778,446
Cross Country Healthcare, Inc.*	33,543	712,453
Ensign Group, Inc. (The)	49,760	3,726,526
Fulgent Genetics, Inc.*(a)	18,230	1,639,789
Hanger, Inc.*	34,910	766,624
Joint Corp. (The)*(a)	13,660	1,338,953
Magellan Health, Inc.*	22,111	2,090,595
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
MEDNAX, Inc.*(a)	81,980	$2,330,691
ModivCare, Inc.*	11,700	2,124,954
Owens & Minor, Inc.(a)	71,680	2,242,867
Pennant Group, Inc. (The)*(a)	25,595	718,964
RadNet, Inc.*	41,850	1,226,624
Select Medical Holdings Corp.	100,990	3,652,808
Tivity Health, Inc.*(a)	41,968	967,782
US Physical Therapy, Inc.(a)	12,260	1,355,956
		39,332,544
Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.*(a)	118,440	1,583,543
Computer Programs & Systems, Inc.*	13,916	493,461
HealthStream, Inc.*	23,980	685,348
NextGen Healthcare, Inc.*	53,364	752,433
Omnicell, Inc.*(a)	41,302	6,130,456
Simulations Plus, Inc.(a)	14,920	589,340
Tabula Rasa HealthCare, Inc.*(a)	21,870	573,213
		10,807,794
Hotels, Restaurants & Leisure — 1.6%
BJ’s Restaurants, Inc.*	22,132	924,232
Bloomin’ Brands, Inc.*(a)	77,130	1,928,250
Brinker International, Inc.*(a)	43,460	2,131,713
Cheesecake Factory, Inc. (The)*(a)	46,100	2,166,700
Chuy’s Holdings, Inc.*(a)	18,960	597,809
Dave & Buster’s Entertainment, Inc.*	36,600	1,402,878
Dine Brands Global, Inc.*	16,315	1,324,941
El Pollo Loco Holdings, Inc.*(a)	18,440	311,636
Fiesta Restaurant Group, Inc.*	16,440	180,183
Monarch Casino & Resort, Inc.*	12,371	828,733
Red Robin Gourmet Burgers, Inc.*(a)	14,823	341,818
Ruth’s Hospitality Group, Inc.*(a)	30,568	633,063
Shake Shack, Inc. (Class A Stock)*	37,180	2,917,143
		15,689,099
Household Durables — 2.2%
Cavco Industries, Inc.*	8,120	1,922,329
Century Communities, Inc.	28,210	1,733,504
Ethan Allen Interiors, Inc.	20,779	492,462
Installed Building Products, Inc.(a)	22,290	2,388,373
iRobot Corp.*(a)	26,650	2,092,025
La-Z-Boy, Inc.	42,971	1,384,955
LGI Homes, Inc.*(a)	20,580	2,920,508
M/I Homes, Inc.*	27,850	1,609,730
MDC Holdings, Inc.	53,672	2,507,556
Meritage Homes Corp.*	35,767	3,469,399
Tupperware Brands Corp.*(a)	47,390	1,000,877
Universal Electronics, Inc.*	12,814	631,090
		22,152,808
Household Products — 0.5%
Central Garden & Pet Co.*	9,240	443,520
Central Garden & Pet Co. (Class A Stock)*	38,128	1,639,504
WD-40 Co.(a)	13,029	3,015,953
		5,098,977

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.2%
Raven Industries, Inc.*	34,120	$1,965,653
Insurance — 2.6%
Ambac Financial Group, Inc.*	43,600	624,352
American Equity Investment Life Holding Co.	78,210	2,312,670
AMERISAFE, Inc.	18,394	1,033,007
Assured Guaranty Ltd.	69,310	3,244,401
eHealth, Inc.*(a)	22,391	906,836
Employers Holdings, Inc.	26,875	1,061,294
Genworth Financial, Inc. (Class A Stock)*	480,960	1,803,600
HCI Group, Inc.	6,260	693,420
Horace Mann Educators Corp.	39,410	1,568,124
James River Group Holdings Ltd.	35,410	1,336,019
Palomar Holdings, Inc.*(a)	22,900	1,851,007
ProAssurance Corp.	51,276	1,219,343
Safety Insurance Group, Inc.	13,520	1,071,460
Selectquote, Inc.*(a)	117,650	1,521,215
SiriusPoint Ltd. (Bermuda)*(a)	82,700	765,802
Stewart Information Services Corp.	25,542	1,615,787
Trupanion, Inc.*(a)	32,490	2,523,498
United Fire Group, Inc.	20,451	472,418
Universal Insurance Holdings, Inc.	26,380	343,995
		25,968,248
Interactive Media & Services — 0.1%
QuinStreet, Inc.*	46,850	822,686
Internet & Direct Marketing Retail — 0.9%
Liquidity Services, Inc.*	25,250	545,653
PetMed Express, Inc.(a)	19,391	521,036
Shutterstock, Inc.(a)	22,270	2,523,636
Stamps.com, Inc.*	17,410	5,741,644
		9,331,969
IT Services — 1.5%
CSG Systems International, Inc.	31,104	1,499,213
EVERTEC, Inc. (Puerto Rico)(a)	56,740	2,594,153
ExlService Holdings, Inc.*	31,520	3,880,742
Perficient, Inc.*(a)	31,284	3,619,559
TTEC Holdings, Inc.	17,407	1,628,077
Unisys Corp.*	63,750	1,602,675
		14,824,419
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	16,717	1,233,380
Vista Outdoor, Inc.*	54,500	2,196,895
		3,430,275
Life Sciences Tools & Services — 0.6%
NeoGenomics, Inc.*(a)	116,660	5,627,678
Machinery — 5.4%
Alamo Group, Inc.	9,410	1,312,977
Albany International Corp. (Class A Stock)	30,764	2,364,829
Astec Industries, Inc.(a)	21,620	1,163,372
Barnes Group, Inc.	44,196	1,844,299
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Chart Industries, Inc.*(a)	33,830	$6,465,251
CIRCOR International, Inc.*	19,238	635,046
Enerpac Tool Group Corp.	57,184	1,185,424
EnPro Industries, Inc.	19,578	1,705,635
ESCO Technologies, Inc.	24,761	1,906,597
Federal Signal Corp.	58,000	2,239,960
Franklin Electric Co., Inc.	37,040	2,957,644
Greenbrier Cos., Inc. (The)(a)	30,760	1,322,373
Hillenbrand, Inc.	69,378	2,958,972
John Bean Technologies Corp.	30,177	4,241,377
Lindsay Corp.	10,369	1,573,911
Lydall, Inc.*	17,116	1,062,733
Meritor, Inc.*	66,630	1,419,885
Mueller Industries, Inc.	54,288	2,231,237
Proto Labs, Inc.*	26,370	1,756,242
SPX Corp.*	43,050	2,301,023
SPX FLOW, Inc.	39,550	2,891,105
Standex International Corp.	11,600	1,147,356
Tennant Co.	17,740	1,311,873
Titan International, Inc.*	48,150	344,754
Wabash National Corp.	47,200	714,136
Watts Water Technologies, Inc. (Class A Stock)	26,191	4,402,445
		53,460,456
Marine — 0.3%
Matson, Inc.	41,290	3,332,516
Media — 0.8%
AMC Networks, Inc. (Class A Stock)*	27,730	1,291,941
EW Scripps Co. (The) (Class A Stock)(a)	54,271	980,134
Gannett Co., Inc.*	134,870	900,932
Meredith Corp.*(a)	38,560	2,147,792
Scholastic Corp.	28,890	1,029,928
TechTarget, Inc.*(a)	24,080	1,984,674
		8,335,401
Metals & Mining — 1.3%
Allegheny Technologies, Inc.*(a)	120,620	2,005,911
Arconic Corp.*	103,900	3,277,006
Carpenter Technology Corp.	45,630	1,493,926
Century Aluminum Co.*	47,643	640,798
Haynes International, Inc.	12,050	448,863
Kaiser Aluminum Corp.(a)	15,070	1,642,027
Materion Corp.	19,418	1,332,852
Olympic Steel, Inc.	8,868	216,025
SunCoke Energy, Inc.	78,480	492,854
TimkenSteel Corp.*	38,680	505,934
Warrior Met Coal, Inc.	48,830	1,136,274
		13,192,470
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc.	124,610	1,847,966
ARMOUR Residential REIT, Inc.(a)	78,530	846,553
Capstead Mortgage Corp.	91,930	615,012
Ellington Financial, Inc.	45,232	827,293

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Granite Point Mortgage Trust, Inc.	51,740	$681,416
Invesco Mortgage Capital, Inc.(a)	274,060	863,289
KKR Real Estate Finance Trust, Inc.(a)	38,350	809,185
New York Mortgage Trust, Inc.	359,430	1,531,172
PennyMac Mortgage Investment Trust	92,970	1,830,579
Ready Capital Corp.	54,123	780,995
Redwood Trust, Inc.(a)	107,040	1,379,746
Two Harbors Investment Corp.(a)	297,550	1,886,467
		13,899,673
Multiline Retail — 0.8%
Big Lots, Inc.(a)	32,910	1,426,978
Macy’s, Inc.	296,040	6,690,504
		8,117,482
Multi-Utilities — 0.3%
Avista Corp.	66,183	2,589,079
Unitil Corp.	15,050	643,839
		3,232,918
Oil, Gas & Consumable Fuels — 3.6%
Bonanza Creek Energy, Inc.(a)	29,310	1,403,949
Callon Petroleum Co.*(a)	37,380	1,834,610
CONSOL Energy, Inc.*	30,130	783,983
Dorian LPG Ltd.	26,040	323,156
Green Plains, Inc.*(a)	50,960	1,663,844
Laredo Petroleum, Inc.*(a)	12,822	1,039,480
Matador Resources Co.	104,450	3,973,278
Par Pacific Holdings, Inc.*	43,180	678,790
PBF Energy, Inc. (Class A Stock)*	89,830	1,165,095
PDC Energy, Inc.	93,718	4,441,296
Penn Virginia Corp.*(a)	14,430	384,848
Range Resources Corp.*(a)	246,510	5,578,521
Renewable Energy Group, Inc.*	47,720	2,395,544
REX American Resources Corp.*	5,060	404,142
SM Energy Co.	115,150	3,037,657
Southwestern Energy Co.*	642,090	3,557,179
Talos Energy, Inc.*	38,530	530,558
World Fuel Services Corp.	60,320	2,027,958
		35,223,888
Paper & Forest Products — 0.6%
Clearwater Paper Corp.*	15,800	605,614
Domtar Corp.*	47,840	2,609,193
Glatfelter Corp.	42,220	595,302
Mercer International, Inc. (Germany)	38,020	440,652
Neenah, Inc.	16,018	746,599
Schweitzer-Mauduit International, Inc.	29,886	1,035,849
		6,033,209
Personal Products — 0.8%
Edgewell Personal Care Co.	51,640	1,874,532
elf Beauty, Inc.*	45,290	1,315,674
Inter Parfums, Inc.	16,840	1,259,127
Medifast, Inc.	11,150	2,147,936
USANA Health Sciences, Inc.*(a)	11,410	1,052,002
		7,649,271
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals, Inc.*(a)	35,100	$667,251
ANI Pharmaceuticals, Inc.*	9,210	302,272
Cara Therapeutics, Inc.*	39,963	617,428
Collegium Pharmaceutical, Inc.*(a)	33,800	667,212
Corcept Therapeutics, Inc.*(a)	99,100	1,950,288
Endo International PLC*	221,570	717,887
Innoviva, Inc.*	59,410	992,741
Pacira BioSciences, Inc.*	42,230	2,364,880
Phibro Animal Health Corp. (Class A Stock)	19,250	414,645
Prestige Consumer Healthcare, Inc.*	47,550	2,668,031
Supernus Pharmaceuticals, Inc.*(a)	50,480	1,346,302
		12,708,937
Professional Services — 1.5%
Exponent, Inc.	49,450	5,595,267
Forrester Research, Inc.*	10,532	518,806
Heidrick & Struggles International, Inc.	18,554	828,065
Kelly Services, Inc. (Class A Stock)	34,219	646,055
Korn Ferry	52,860	3,824,950
ManTech International Corp. (Class A Stock)	26,130	1,983,790
Resources Connection, Inc.	29,170	460,303
TrueBlue, Inc.*	33,728	913,354
		14,770,590
Real Estate Management & Development — 0.5%
Marcus & Millichap, Inc.*	23,690	962,288
RE/MAX Holdings, Inc. (Class A Stock)	17,910	558,076
Realogy Holdings Corp.*	110,740	1,942,379
St. Joe Co. (The)	31,320	1,318,572
		4,781,315
Road & Rail — 0.4%
ArcBest Corp.	24,285	1,985,785
Heartland Express, Inc.	44,548	713,659
Marten Transport Ltd.	56,405	884,994
		3,584,438
Semiconductors & Semiconductor Equipment — 3.6%
Axcelis Technologies, Inc.*(a)	31,890	1,499,787
CEVA, Inc.*(a)	21,800	930,206
Cohu, Inc.*	46,167	1,474,574
Diodes, Inc.*	42,710	3,869,099
DSP Group, Inc.*	21,628	473,869
FormFactor, Inc.*	73,780	2,754,207
Ichor Holdings Ltd.*	26,970	1,108,197
Kulicke & Soffa Industries, Inc. (Singapore)	58,872	3,431,060
MaxLinear, Inc.*	66,830	3,291,378
Onto Innovation, Inc.*	46,807	3,381,806
PDF Solutions, Inc.*	28,240	650,650
Photronics, Inc.*	58,570	798,309
Power Integrations, Inc.	57,270	5,669,157
Rambus, Inc.*	103,440	2,296,368
SMART Global Holdings, Inc.*	21,900	974,550
Ultra Clean Holdings, Inc.*	42,460	1,808,796

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Veeco Instruments, Inc.*(a)	47,823	$1,062,149
		35,474,162
Software — 2.9%
8x8, Inc.*	106,420	2,489,164
Agilysys, Inc.*	18,442	965,623
Alarm.com Holdings, Inc.*	43,610	3,409,866
Bottomline Technologies DE, Inc.*	37,360	1,467,501
Ebix, Inc.(a)	22,577	607,999
InterDigital, Inc.	29,170	1,978,309
LivePerson, Inc.*(a)	61,660	3,634,857
OneSpan, Inc.*	32,850	616,923
Progress Software Corp.	41,567	2,044,681
SPS Commerce, Inc.*	34,040	5,490,992
Vonage Holdings Corp.*	238,980	3,852,357
Xperi Holding Corp.	99,515	1,874,863
		28,433,135
Specialty Retail — 4.2%
Aaron’s Co., Inc. (The)	31,040	854,842
Abercrombie & Fitch Co. (Class A Stock)*	58,450	2,199,474
America’s Car-Mart, Inc.*(a)	6,000	700,680
Asbury Automotive Group, Inc.*	18,380	3,616,081
Barnes & Noble Education, Inc.*	33,766	337,322
Bed Bath & Beyond, Inc.*(a)	99,280	1,715,062
Boot Barn Holdings, Inc.*	28,050	2,492,803
Buckle, Inc. (The)(a)	27,899	1,104,521
Caleres, Inc.	36,364	808,008
Cato Corp. (The) (Class A Stock)	18,423	304,716
Chico’s FAS, Inc.*	115,650	519,269
Children’s Place, Inc. (The)*	13,235	996,066
Conn’s, Inc.*	18,130	413,908
Designer Brands, Inc. (Class A Stock)*(a)	57,850	805,851
Genesco, Inc.*	13,352	770,811
Group 1 Automotive, Inc.	17,174	3,226,651
Guess?, Inc.	37,000	777,370
Haverty Furniture Cos., Inc.(a)	14,551	490,514
Hibbett, Inc.(a)	14,296	1,011,299
Lumber Liquidators Holdings, Inc.*	27,602	515,605
MarineMax, Inc.*(a)	20,662	1,002,520
Monro, Inc.(a)	31,832	1,830,658
ODP Corp. (The)*	45,085	1,810,614
Rent-A-Center, Inc.	57,470	3,230,389
Sally Beauty Holdings, Inc.*(a)	107,120	1,804,972
Shoe Carnival, Inc.(a)	16,640	539,469
Signet Jewelers Ltd.(a)	50,030	3,950,369
Sleep Number Corp.*(a)	22,440	2,097,691
Sonic Automotive, Inc. (Class A Stock)(a)	20,027	1,052,219
Zumiez, Inc.*(a)	20,820	827,803
		41,807,557
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.*(a)	118,960	3,279,727
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Diebold Nixdorf, Inc.*(a)	68,760	$695,164
		3,974,891
Textiles, Apparel & Luxury Goods — 1.2%
Fossil Group, Inc.*(a)	45,020	533,487
G-III Apparel Group Ltd.*(a)	41,360	1,170,488
Kontoor Brands, Inc.	45,450	2,270,227
Movado Group, Inc.	15,917	501,226
Oxford Industries, Inc.	15,086	1,360,305
Steven Madden Ltd.	73,175	2,938,708
Unifi, Inc.*	13,170	288,818
Vera Bradley, Inc.*	23,760	223,582
Wolverine World Wide, Inc.	78,094	2,330,325
		11,617,166
Thrifts & Mortgage Finance — 2.5%
Axos Financial, Inc.*	50,710	2,613,593
Capitol Federal Financial, Inc.	122,240	1,404,538
Flagstar Bancorp, Inc.	50,220	2,550,171
HomeStreet, Inc.	19,750	812,712
Meta Financial Group, Inc.	30,320	1,591,194
Mr. Cooper Group, Inc.*	81,830	3,368,941
NMI Holdings, Inc. (Class A Stock)*	81,410	1,840,680
Northfield Bancorp, Inc.	42,460	728,614
Northwest Bancshares, Inc.	120,180	1,595,990
Provident Financial Services, Inc.	73,940	1,735,372
TrustCo Bank Corp. NY	18,277	584,316
Walker & Dunlop, Inc.	27,810	3,156,435
WSFS Financial Corp.	45,160	2,317,160
		24,299,716
Tobacco — 0.3%
Universal Corp.	23,350	1,128,506
Vector Group Ltd.(a)	123,952	1,580,388
		2,708,894
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	36,918	3,327,419
Boise Cascade Co.	37,360	2,016,693
DXP Enterprises, Inc.*	16,700	493,819
GMS, Inc.*	40,920	1,792,296
NOW, Inc.*	104,800	801,720
Veritiv Corp.*	13,470	1,206,373
		9,638,320
Water Utilities — 0.8%
American States Water Co.	35,082	3,000,213
California Water Service Group	48,960	2,885,213
Middlesex Water Co.	16,620	1,708,203
		7,593,629
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	47,460	1,498,787

Total Common Stocks (cost $564,343,084)		979,653,554

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Exchange-Traded Fund — 0.5%
iShares Core S&P Small-Cap ETF(a)	39,700	$4,334,843
(cost $3,773,181)

Total Long-Term Investments (cost $568,116,265)		983,988,397
Short-Term Investments — 21.7%
Affiliated Mutual Funds — 21.7%
PGIM Core Ultra Short Bond Fund(wa)	4,007,063	4,007,063
PGIM Institutional Money Market Fund (cost $209,992,618; includes $209,982,538 of cash collateral for securities on loan)(b)(wa)	210,297,945	210,171,767

Total Affiliated Mutual Funds (cost $213,999,681)		214,178,830

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.032%	12/09/21	475	474,974
(cost $474,972)

Total Short-Term Investments (cost $214,474,653)				214,653,804

TOTAL INVESTMENTS—121.3% (cost $782,590,918)				1,198,642,201

Liabilities in excess of other assets(z) — (21.3)%				(210,173,126)

Net Assets — 100.0%				$988,469,075

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $201,080,852; cash collateral of $209,982,538 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
42	Russell 2000 E-Mini Index	Dec. 2021	$4,621,680	$(38,023)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8